Property, Plant and Equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	£ 125	£ 123	£ 66
Cost of goods sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	44	42
Operating expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	£ 81	£ 81